Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities [Line Items]
Other reporting segment payables related to cost of sales	$ 616.8	$ 530.8
Payable to reinsurers	576.4	428.2
Salaries and employee benefit liabilities	376.3	374.1
Deferred gift card, hospitality and other revenue	361.1	322.0
Amounts withheld and accrued taxes	299.3	248.6
Ceded deferred premium acquisition costs	254.8	161.4
Pension and post retirement liabilities (note 21)	253.1	250.8
Accrued rent, storage and facilities costs	186.5	92.8
Amounts payable to agents and brokers	93.8	90.5
Accrued commissions	87.3	80.2
Accrued premium taxes	74.6	66.6
Accrued legal and professional fees	71.8	48.4
Accrued interest expense	66.2	51.4
Amounts payable for securities purchased but not yet settled	49.0	18.2
Administrative and other	901.7	865.5
Accounts payable and accrued liabilities	4,268.7	3,629.5
Current	3,022.5	2,449.4
Non-current	1,246.2	1,180.1
Insurance and reinsurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Other reporting segment payables related to cost of sales	0.0	0.0
Payable to reinsurers	576.4	428.2
Salaries and employee benefit liabilities	315.1	296.8
Deferred gift card, hospitality and other revenue	24.7	27.3
Amounts withheld and accrued taxes	269.8	205.2
Ceded deferred premium acquisition costs	254.8	161.4
Pension and post retirement liabilities (note 21)	232.0	227.1
Accrued rent, storage and facilities costs	26.9	33.1
Amounts payable to agents and brokers	93.8	90.4
Accrued commissions	86.8	79.8
Accrued premium taxes	74.6	66.6
Accrued legal and professional fees	61.1	37.7
Accrued interest expense	63.2	48.0
Amounts payable for securities purchased but not yet settled	19.2	18.2
Administrative and other	675.6	621.7
Accounts payable and accrued liabilities	2,774.0	2,341.5
Current	1,866.1	1,429.7
Non-current	907.9	911.8
Non-insurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Other reporting segment payables related to cost of sales	616.8	530.8
Payable to reinsurers	0.0	0.0
Salaries and employee benefit liabilities	61.2	77.3
Deferred gift card, hospitality and other revenue	336.4	294.7
Amounts withheld and accrued taxes	29.5	43.4
Ceded deferred premium acquisition costs	0.0	0.0
Pension and post retirement liabilities (note 21)	21.1	23.7
Accrued rent, storage and facilities costs	159.6	59.7
Amounts payable to agents and brokers	0.0	0.1
Accrued commissions	0.5	0.4
Accrued premium taxes	0.0	0.0
Accrued legal and professional fees	10.7	10.7
Accrued interest expense	3.0	3.4
Amounts payable for securities purchased but not yet settled	29.8	0.0
Administrative and other	226.1	243.8
Accounts payable and accrued liabilities	1,494.7	1,288.0
Current	1,156.4	1,019.7
Non-current	$ 338.3	$ 268.3